Related party transactions - Seadrill Partners Related Party Net Income (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Management fees charged to Seadrill Partners - Other revenues		$ 119	$ 97	$ 2
Bareboat charter arrangements	[1]	(1,611)	(1,938)	(1,977)
Seadrill Partners LLC | Subsidiaries
Related Party Transaction [Line Items]
Management fees charged to Seadrill Partners - Other revenues	[2],[3]	75	59	0
Rig operating expenses recharged - Other revenues	[4]	29	22	0
Operating Insurance and Claims Costs, Production	[5]	20	21	0
Rig operating expenses recharged by Seadrill Partners	[6]	(13)	0	0
Bareboat charter arrangements	[7]	(2)	(26)	0
Interest expenses charged to Seadrill Partners	[8]	16	40	0
Derivatives recharged to Seadrill Partners	[9]	10	42	0
Net related party income from Seadrill Partners		$ 135	$ 158	$ 0

[1]	Includes transactions with related parties. Refer to Note 31.
[2]	Management and administrative service agreementsIn connection with the IPO, subsidiaries of Seadrill Partners, entered into a management and administrative services agreement with Seadrill Management, a wholly owned subsidiary of the Company, pursuant to which Seadrill Management provides to Seadrill Partners certain management and administrative services. The services provided by Seadrill Management are charged at cost plus management fee equal to 5% of Seadrill Management’s costs and expenses incurred in connection with providing these services. The agreement has an initial term for 5 years and can be terminated by providing 90 days written notice.
[3]	Technical and administrative service agreement In connection with the IPO, subsidiaries of Seadrill Partners entered into certain advisory, technical and/or administrative services agreements with subsidiaries of the Company. The services provided by the Company’s subsidiaries are charged at cost plus service fee equal to approximately 5% of costs and expenses incurred in connection with providing these services. Income recognized under the above agreements (a) & (b) for the period ended December 31, 2015 was $75 million (2014: $59 million; 2013: nil).
[4]	Rig operating costs charged to Seadrill PartnersDuring 2015, Seadrill has recharged to Seadrill Partners certain rig operating costs in relation to costs incurred on behalf of the West Polaris and the West Vencedor operating in Angola. The total other revenues earned for the year ending December 31, 2015 was $29.0 million (2014: revenues of $22 million).
[5]	Insurance premiumsThe Company negotiates insurance for drilling units on a centralized basis. The total insurance premiums related to Seadrill Partners drilling units recharged to Seadrill Partners were $20 million for the year ending December 31, 2015 (2014: $21 million).
[6]	Rig operating costs charged by Seadrill PartnersDuring 2015, Seadrill Partners has recharged to Seadrill, through its Nigerian service company, certain services, including the provision of onshore and offshore personnel, which was provided for the West Jupiter and West Saturn drilling rigs operating in Nigeria. The total rig operating expenses incurred for the period ending December 31, 2015 was $13 million (2014: nil; 2013: nil).
[7]	Bareboat charter arrangementsIn connection with the transfer of the West Aquarius operations to Canada, the West Aquarius drilling contract was assigned to Seadrill Canada Ltd., a wholly owned subsidiary of Seadrill Partners, necessitating certain changes to the related party contractual arrangements relating to the West Aquarius. Seadrill China Operations Ltd, the owner of the West Aquarius and a wholly-owned subsidiary of Seadrill Partners, had previously entered into a bareboat charter arrangement with Seadrill Offshore AS, a wholly-owned subsidiary of Seadrill, providing Seadrill Offshore AS with the right to use the West Aquarius. In October 2012, this bareboat charter arrangement was replaced with a new bareboat charter between Seadrill China Operations Ltd and Seadrill Offshore AS, and at the same time, Seadrill Offshore AS entered into a bareboat charter arrangement providing Seadrill Canada Ltd. with the right to use the West Aquarius in order to perform its obligations under the drilling contract described above. For year ended December 31, 2015 the net effect to Seadrill of the bareboat charters was an expense of $1.6 million (2014: net expense of $25.8 million 2013: nil).
[8]	Interest expensesThe total interest income charged to Seadrill Parters for the above loan arrangements, including commitment fees and other fees, was $16 million for the period ending December 31, 2015 (2014: $40 million; 2013: nil). Refer to the sections below for details on the financing arrangements.
[9]	Derivative interest rate swap agreementsThe Company recharges interest rate swap agreements to Seadrill Partners on a back to back basis. The total net recharged to Seadrill Partners for the year ended December 31, 2015 was $10 million, (2014: $42 million; 2013: nil).